Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 68.2	[1]	$ 138.9	[1]
Mankayan Project-Bezant Resources
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments			$ 7.0

[1]	In 2012, prepayments included $7.0 milllion for the Bezant's Mankayan Project.